Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	1,334
Weighted-Average Exercise Price - Outstanding Awards	$ 89.76	$ 78.06	$ 65.11
Number Exercisable	546
Weighted-Average Exercise Price - Exercisable Awards	$ 77.32	$ 69.05
35.01 - 40.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	36
Weighted-Average Remaining Life	4 years
Weighted-Average Exercise Price - Outstanding Awards	$ 39.49
Number Exercisable	36
Weighted-Average Exercise Price - Exercisable Awards	$ 39.49
50.01 - 55.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	50
Weighted-Average Remaining Life	5 years
Weighted-Average Exercise Price - Outstanding Awards	$ 54.36
Number Exercisable	50
Weighted-Average Exercise Price - Exercisable Awards	$ 54.36
75.01 - 80.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	477
Weighted-Average Remaining Life	5 years
Weighted-Average Exercise Price - Outstanding Awards	$ 75.96
Number Exercisable	282
Weighted-Average Exercise Price - Exercisable Awards	$ 75.96
85.01 - 90.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	279
Weighted-Average Remaining Life	7 years
Weighted-Average Exercise Price - Outstanding Awards	$ 88.87
Number Exercisable	118
Weighted-Average Exercise Price - Exercisable Awards	$ 88.87
100.01 - 105.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	264
Weighted-Average Remaining Life	8 years
Weighted-Average Exercise Price - Outstanding Awards	$ 102
Number Exercisable	60
Weighted-Average Exercise Price - Exercisable Awards	$ 102
120.01 - 125.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	228
Weighted-Average Remaining Life	9 years
Weighted-Average Exercise Price - Outstanding Awards	$ 121.17
Number Exercisable	0
Weighted-Average Exercise Price - Exercisable Awards	$ 121.17